Cash and Cash Equivalents - Summary of Cash and Cash Equivalents at Fair Value (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents [abstract]
Cash at bank and in hand	€ 814	€ 737
Investments (short-term deposits)	1,532	1,378
Cash at bank and in hand reclassified as held for sale		20
Total	€ 2,346	€ 2,135	€ 2,449	€ 2,518